Pacer Salt High truBeta US Market ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.9%
Aerospace/Defense - 1.7%
Boeing Co.	465	$90,298
Raytheon Technologies Corp.	1,448	96,625
		186,923
Airlines - 2.8%
Alaska Air Group, Inc.	2,116	103,324
Delta Air Lines, Inc.	2,535	96,229
Southwest Airlines Co.	2,304	101,238
		300,791
Auto Manufacturers - 1.3%
Tesla Motors, Inc. (a)	172	136,487
Banks - 4.0%
Citigroup, Inc.	1,797	104,208
Goldman Sachs Group, Inc.	446	120,942
Morgan Stanley	1,671	112,040
State Street Corp.	1,472	103,040
		440,230
Building Materials - 3.9%
Builders FirstSource, Inc. (a)	2,857	109,280
Carrier Global Corp.	2,820	108,570
Louisiana-Pacific Corp.	2,664	101,259
Masco Corp.	1,950	105,904
		425,013
Chemicals - 1.2%
DuPont de Nemours, Inc.	1,592	126,484
Commercial Services - 2.9%
Global Payments, Inc.	547	96,556
PayPal Holdings, Inc. (a)	489	114,578
Square, Inc. - Class A (a)	484	104,525
		315,659
Computers - 3.2%
Apple, Inc.	865	114,146
DXC Technology Co.	4,371	123,262
Pure Storage, Inc. - Class A (a)	4,849	112,157
		349,565
Diversified Financial Services - 8.2%
Ally Financial, Inc.	3,084	116,699
American Express Co.	880	102,309
Capital One Financial Corp.	1,152	120,107
Discover Financial Services	1,262	105,427
Franklin Resources, Inc.	4,297	112,968
Invesco Ltd.	6,002	123,581
MasterCard, Inc. - Class A	327	103,427
Synchrony Financial	3,266	109,901
		894,419
Electrical Components & Equipment - 0.9%
Emerson Electric Co.	1,278	101,409
Electronics - 0.9%
Honeywell International, Inc.	488	95,341
Energy-Alternate Sources - 1.1%
Sunrun, Inc. (a)	1,754	121,500
Engineering & Construction - 1.0%
AECOM (a)	2,192	109,819
Entertainment - 4.3%
Caesars Entertainment, Inc. (a)	1,533	107,908
DraftKings, Inc. - Class A (a)	2,107	114,010
Live Nation Entertainment, Inc. (a)	1,489	98,944
Penn National Gaming, Inc. (a)	1,384	143,548
		464,410
Food Service - 0.9%
Aramark	2,803	96,115
Healthcare-Services - 3.1%
Catalent, Inc. (a)	1,114	128,166
Centene Corp. (a)	1,744	105,163
HCA Healthcare, Inc.	669	108,699
		342,028
Home Builders - 1.1%
DR Horton, Inc.	1,512	116,122
Insurance - 4.8%
American International Group, Inc.	2,730	102,211
Equitable Holdings, Inc.	4,056	100,508
MetLife, Inc.	2,271	109,349
Prudential Financial, Inc.	1,342	105,052
Unum Group	4,606	106,997
		524,117
Internet - 5.0%
Alphabet, Inc. - Class A (a)	60	109,642
Alphabet, Inc. - Class C (a)	60	110,144
Anaplan, Inc. (a)	1,506	100,450
Etsy, Inc. (a)	619	123,237
Facebook, Inc. - Class A (a)	391	101,007
		544,480
Lodging - 3.6%
Hilton Worldwide Holdings, Inc.	1,023	103,722
Las Vegas Sands Corp.	1,867	89,784
MGM Resorts International	3,493	99,760
Wynn Resorts Ltd.	965	96,046
		389,312
Mining - 1.1%
Freeport-McMoRan, Inc.	4,257	114,556
Office/Business Equipment - 0.9%
Xerox Holdings Corp.	4,601	96,759
Oil & Gas - 2.9%
Chevron Corp.	1,148	97,810
Exxon Mobil Corp.	2,415	108,289
Pioneer Natural Resources Co.	916	110,744
		316,843
Packaging & Containers - 0.9%
WestRock Co.	2,430	100,675
Pharmaceuticals - 1.0%
Cigna Corp.	511	110,912
Pipelines - 0.9%
Williams Cos., Inc.	4,768	101,225
Private Equity - 4.0%
Apollo Global Management, Inc.	2,205	101,298
The Blackstone Group, Inc. - Class A	1,657	111,334
The Carlyle Group, Inc.	3,572	115,268
KKR & Co, Inc.	2,672	104,074
		431,974
Retail - 5.2%
Darden Restaurants, Inc.	940	109,877
L Brands, Inc.	2,678	109,155
Lowe's Cos., Inc.	668	111,456
TJX Cos., Inc.	1,601	102,528
Williams-Sonoma, Inc.	1,010	130,209
		563,225
Semiconductors - 11.4%
Advanced Micro Devices, Inc. (a)	1,158	99,171
Applied Materials, Inc.	1,203	116,306
Lam Research Corp.	218	105,501
Marvell Technology Group Ltd. - ADR	2,383	122,629
Microchip Technology, Inc.	751	102,219
Micron Technology, Inc. (a)	1,497	117,170
NVIDIA Corp.	206	107,036
ON Semiconductor Corp. (a)	3,452	119,059
QUALCOMM, Inc.	732	114,397
Skyworks Solutions, Inc.	759	128,461
Teradyne, Inc.	918	104,175
		1,236,124
Software - 11.9%
Alteryx, Inc. - Class A (a)	897	113,067
Bill.com Holdings, Inc. (a)	736	89,704
Cadence Design System, Inc. (a)	893	116,438
Datadog, Inc. - Class A (a)	1,072	110,148
DocuSign, Inc. (a)	464	108,061
Dynatrace, Inc. (a)	2,709	112,450
Intuit, Inc.	294	106,202
Nutanix, Inc. - Class A (a)	3,402	103,829
Salesforce.com, Inc. (a)	471	106,239
ServiceNow, Inc. (a)	199	108,089
Smartsheet, Inc. - Class A (a)	1,469	102,448
Splunk, Inc. (a)	679	112,055
		1,288,730
Toys/Games/Hobbies - 1.1%
Mattel, Inc. (a)	6,425	116,421
Transportation - 1.7%
CSX Corp.	1,174	100,676
FedEx Corp.	369	86,841
		187,517
TOTAL COMMON STOCKS (Cost $9,968,910)		10,745,185

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Weyerhaeuser Co.	3,306	103,114
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $82,291)		103,114

	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account 0.005% (b)	$17,863	17,863
TOTAL SHORT-TERM INVESTMENTS (Cost $17,863)		17,863

Total Investments (Cost $10,069,064) - 100.0%		10,866,162
Other Assets in Excess of Liabilities - 0.0% (c)		233
TOTAL NET ASSETS - 100.0%		$10,866,395

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 10,745,185	$ -	$ -	$ -	$ 10,745,185
Real Estate Investment Trusts	103,114	-	-	-	103,114
Short-Term Investments	17,863	-	-	-	17,863
Total Investments in Securities	$ 10,866,162	$ -	$ -	$ -	$ 10,866,162
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.